Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Investments
	December 31, 2023
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	(In thousands)
Corporate bonds	6,717	—	(96)	6,621
Total available-for-sale investments	$6,717	$—	$(96)	$6,621

Schedule of Breakdown of AFS Investments in Unrealized Loss Position

The following table presents the breakdown of the AFS investments in an unrealized loss position as of December 31, 2023.

	December 31, 2023
	Fair Value	Gross Unrealized Loss

Corporate bonds
Less than 12 months	$—	$—
12 months or longer	$6,621	$(96)
Total	$6,621	$(96)